Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property and Equipment
Property and Equipment

6.Property and Equipment

Depreciation and amortization expense consisted of the following:

	For the Three Months		For the Six Months Ended
	Ended June 30,		Ended June 30,
	2016	2015	2016	2015
	(In thousands)
Equipment leased to customers	$197,352	$206,314	$378,003	$398,067
Satellites	15,262	15,261	30,523	30,522
Buildings, furniture, fixtures, equipment and other	16,349	15,673	32,691	32,554
Total depreciation and amortization	$228,963	$237,248	$441,217	$461,143

Cost of sales and operating expense categories included in our accompanying Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

Pay-TV Satellites.  We currently utilize 12 satellites in geostationary orbit approximately 22,300 miles above the equator, one of which we own and depreciate over its estimated useful life.  We currently utilize certain capacity on nine satellites that we lease from EchoStar, which are accounted for as operating leases.  We also lease two satellites from third parties, which are accounted for as capital leases and are depreciated over the shorter of the economic life or the term of the satellite agreement.

As of June 30, 2016, our pay-TV satellite fleet consisted of the following:

			Estimated
			Useful Life
			(Years)/
		Degree	Lease
	Launch	Orbital	Termination
Satellites	Date	Location	Date
Owned:
EchoStar XV	July 2010	61.5	15
EchoStar XVIII (1)	June 2016	61.5	15

Leased from EchoStar (2):
EchoStar VII (3)	February 2002	119	June 2017
EchoStar IX	August 2003	121	Month to month
EchoStar X (3)	February 2006	110	February 2021
EchoStar XI (3)	July 2008	110	September 2021
EchoStar XII (3)	July 2003	61.5	September 2017
EchoStar XIV (3)	March 2010	119	February 2023
EchoStar XVI (4)	November 2012	61.5	January 2018
Nimiq 5	September 2009	72.7	September 2019
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2019

(1)

The EchoStar XVIII satellite was launched on June 18, 2016 and is expected to become operational at the 61.5 degree orbital location during the third quarter 2016.  The EchoStar XVIII satellite is currently owned by an indirect subsidiary of DISH Network.

(2)	See Note 10 for further information on our Related Party Transactions with EchoStar.
(3)	We generally have the option to renew each lease on a year-to-year basis through the end of the useful life of the respective satellite.
(4)	We have the option to renew this lease for an additional five-year period. If we exercise our five-year renewal option, we have the option to renew this lease for an additional five years.

6.Property and Equipment and Intangible Assets

Property and Equipment

Property and equipment consisted of the following:

	Depreciable
	Life	As of December 31,
	(In Years)	2015	2014
		(In thousands)
Equipment leased to customers	2-5	$3,439,254	$3,524,211
EchoStar XV	15	277,658	277,658
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	679,221	656,273
Buildings and improvements	1-40	85,547	84,129
Land	-	5,504	5,504
Construction in progress	-	34,793	18,355
Total property and equipment		5,021,796	5,065,949
Accumulated depreciation		(2,871,456)	(2,628,945)
Property and equipment, net		$2,150,340	$2,437,004

Construction in progress consisted of the following:

	As of December 31,
	2015	2014
	(In thousands)
Software projects	$22,539	$16,353
Other	12,254	2,002
Total construction in progress	$34,793	$18,355

Depreciation and amortization expense consisted of the following:

	For the Years Ended December 31,
	2015	2014	2013
	(In thousands)
Equipment leased to customers	$783,310	$810,945	$739,266
Satellites (1)	61,045	68,984	108,682
Buildings, furniture, fixtures, equipment and other	63,332	76,172	58,039
Total depreciation and amortization	$907,687	$956,101	$905,987

(1)	Depreciation and amortization expense decreased $40 million in 2014 as a result of the Satellite and Tracking Stock Transaction. See Note 4 and Note 15 for further information.

Cost of sales and operating expense categories included in our accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

We did not record any capitalized interest during the years ended December 31, 2015, 2014 or 2013.

Satellites

Pay-TV Satellites.  We currently utilize 12 satellites in geostationary orbit approximately 22,300 miles above the equator, one of which we own and depreciate over its estimated useful life.  We currently utilize certain capacity on nine satellites that we lease from EchoStar, which are accounted for as operating leases.  We also lease two satellites from third parties, which are accounted for as capital leases and are depreciated over the shorter of the economic life or the term of the satellite agreement.

As of December 31, 2015, our pay-TV satellite fleet consisted of the following:

			Estimated
			Useful Life
			(Years)/
		Degree	Lease
	Launch	Orbital	Termination
Satellites	Date	Location	Date
Owned:
EchoStar XV	July 2010	61.5	15

Under Construction:
EchoStar XVIII	Second quarter 2016	110	15

Leased from EchoStar (1):
EchoStar VII (2)(3)	February 2002	119	June 2017
EchoStar IX	August 2003	121	Month to month
EchoStar X (2)(3)	February 2006	110	February 2021
EchoStar XI (2)(3)	July 2008	110	September 2021
EchoStar XII (3)	July 2003	61.5	September 2017
EchoStar XIV (2)(3)	March 2010	119	February 2023
EchoStar XVI (4)	November 2012	61.5	January 2017
Nimiq 5	September 2009	72.7	September 2019
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2019

(1)	See Note 15 for further information on our Related Party Transactions with EchoStar.
(2)

On February 20, 2014, we entered into the Satellite and Tracking Stock Transaction with EchoStar pursuant to which, among other things, we transferred these satellites to EchoStar and lease back all available capacity on these satellites.  See Note 4 and Note 15 for further information.

(3)	We generally have the option to renew each lease on a year-to-year basis through the end of the useful life of the respective satellite.
(4)	We have the option to renew this lease for an additional six-year period. If we exercise our six-year renewal option, we have the option to renew this lease for an additional five years.

Satellites Under Construction

EchoStar XVIII.  On September 7, 2012, DISH Network entered into a contract with Space Systems/Loral, Inc. (“SS/L”) for the construction of EchoStar XVIII, a DBS satellite with spot beam technology designed for, among other things, HD programming.  During October 2013, DISH Network entered into an agreement with ArianeSpace S.A. for launch services for this satellite, which is expected to launch during the second quarter 2016.

Satellite Anomalies

Operation of our DISH branded pay-TV service requires that we have adequate satellite transmission capacity for the programming that we offer.  Moreover, current competitive conditions require that we continue to expand our offering of new programming.  While we generally have had in-orbit satellite capacity sufficient to transmit our existing channels and some backup capacity to recover the transmission of certain critical programming, our backup capacity is limited.

In the event of a failure or loss of any of our owned or leased satellites, we may need to acquire or lease additional satellite capacity or relocate one of our other owned or leased satellites and use it as a replacement for the failed or lost satellite.  Such a failure could result in a prolonged loss of critical programming or a significant delay in our plans to expand programming as necessary to remain competitive and thus may have a material adverse effect on our business, financial condition and results of operations.

In the past, certain of our owned and leased satellites have experienced anomalies, some of which have had a significant adverse impact on their remaining useful life and/or commercial operation.  There can be no assurance that future anomalies will not impact the remaining useful life and/or commercial operation of any of the owned and leased satellites in our fleet.  See Note 2 “Impairment of Long-Lived Assets” for further information on evaluation of impairment.  There can be no assurance that we can recover critical transmission capacity in the event one or more of our owned or leased in-orbit satellites were to fail.  We generally do not carry commercial launch or in-orbit insurance on any of the owned or leased satellites that we use, other than certain satellites leased from third parties, and therefore, we will bear the risk associated with any uninsured in-orbit satellite failures.  In light of current favorable market conditions, during January 2016, DISH Network procured commercial launch and in-orbit insurance (for a period of one year following launch) for the EchoStar XVIII satellite, which is expected to launch during the second quarter 2016.

Intangible Assets

FCC Authorizations

As of December 31, 2015 and 2014, our FCC Authorizations consisted of the following:

	As of December 31,
	2015	2014
	(In thousands)
DBS Licenses	$611,794	$611,794
MVDDS Licenses	24,000	24,000
Total	$635,794	$635,794